Debt and Lease Liabilities - Maturities of Debt (Details) $ in Thousands, $ in Millions	Dec. 31, 2023 MXN ($)	Aug. 31, 2023 USD ($)
Maturity analysis for non-derivative financial liabilities
Principal amount of long-term credit agreement	$ 89,814,233	$ 300.0
Unamortized Finance Costs	1,278,374
Not Later Than One Year
Maturity analysis for non-derivative financial liabilities
Principal amount of long-term credit agreement	10,000,000
Unamortized Finance Costs	12,068
Later Than One Year And Not Later Than Two Years
Maturity analysis for non-derivative financial liabilities
Principal amount of long-term credit agreement	3,715,634
Unamortized Finance Costs	61,080
Later Than Two Years And Not Later Than Three Years
Maturity analysis for non-derivative financial liabilities
Principal amount of long-term credit agreement	6,162,139
Unamortized Finance Costs	7,218
Later Than Three Years And Not Later Than Four Years [Member]
Maturity analysis for non-derivative financial liabilities
Principal amount of long-term credit agreement	4,500,000
Unamortized Finance Costs	11,628
Later Than Four Years And Not Later Than Five Years [Member]
Maturity analysis for non-derivative financial liabilities
Principal amount of long-term credit agreement	5,079,750
Unamortized Finance Costs	37,153
Later Than Five Years [Member]
Maturity analysis for non-derivative financial liabilities
Principal amount of long-term credit agreement	60,356,710
Unamortized Finance Costs	$ 1,149,227